UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited)

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 84.7%
	AUTO MANUFACTURERS - 0.3%
1,000,000	Daimler Finance North America LLC (a,b)		1.1838	3/28/2014	$ 987,742

	AUTO PARTS & EQUIPMENT - 1.6%
5,000,000	Goodyear Tire & Rubber Co.		10.5000	5/15/2016	5,487,550

	AUTOMOBILE ABS - 0.9%
100,000	Hertz Vehicle Financing LLC (b)		4.2600	3/25/2014	102,406
3,000,000	Hertz Vehicle Financing LLC (b)		4.9400	3/25/2014	3,059,748
					3,162,154
	BANKS - 22.8%
2,000,000	ABN Amro Bank NV (b)		4.2500	2/2/2017	2,028,300
6,000,000	Bank of America Corp.		7.3750	5/15/2014	6,492,900
2,000,000	BankBoston Capital Trust III (a)		1.2963	6/15/2027	1,409,494
3,000,000	BNP Paribas SA (a)		3.3132	12/20/2014	2,995,140
200,000	BNP Paribas SA (a,b)		5.1860	Perpetual	168,754
5,000,000	Citigroup, Inc. (a)		0.8100	6/9/2016	4,235,230
2,000,000	Citigroup, Inc. (a)		0.8106	11/5/2014	1,888,960
5,000,000	Dexia Banque Internationale a Luxembourg SA (a)		1.3025	7/5/2016	4,272,000
3,000,000	Fifth Third Bancorp (a)		0.9832	12/20/2016	2,733,180
3,000,000	ING Bank NV (b)		5.1250	5/1/2015	2,978,940
2,000,000	JPMorgan Chase & Co. (a)		1.2963	5/2/2014	1,999,900
3,000,000	JPMorgan Chase Bank NA (a)		0.8718	6/13/2016	2,747,760
5,000,000	National City Bank/Cleveland OH (a)		0.9039	6/7/2017	4,617,750
1,100,000	National City Preferred Capital Trust I (a)		12.0000	Perpetual	1,186,041
6,935,000	Royal Bank of Scotland Group PLC		5.0000	11/12/2013	6,932,919
3,800,000	Royal Bank Of Scotland NV (a)		1.2400	3/9/2015	3,311,700
5,000,000	Royal Bank of Scotland PLC (a)		0.6891	8/29/2017	4,225,000
2,000,000	Santander Financial Issuances Ltd.		7.2500	11/1/2015	2,172,080
3,000,000	Santander US Debt SAU		2.9910	10/7/2013	2,952,780
10,000,000	USB Capital IX (a)		3.5000	Perpetual	7,724,700
9,700,000	Wachovia Capital Trust III (a)		5.5698	Perpetual	8,924,000
1,000,000	Wachovia Corp. (a)		0.6769	3/1/2012	1,000,000
2,000,000	Wachovia Corp. (a)		0.9370	10/15/2016	1,834,680
					78,832,208
	CHEMICALS - 0.9%
3,000,000	Lyondell Chemical Co.		11.0000	5/1/2018	3,285,000

	COAL - 3.6%
5,810,000	Bumi Capital Pte Ltd. (b)		12.0000	11/10/2016	6,420,050
1,000,000	Bumi Capital Pte Ltd.		12.0000	11/10/2016	1,105,000
4,700,000	Bumi Investment Pte Ltd. (b)		10.7500	10/6/2017	5,081,875
					12,606,925
	COMMERCIAL SERVICES - 3.4%
3,800,000	Block Financial LLC		7.8750	1/15/2013	3,980,462
3,300,000	Moody's Corp.		5.5000	9/1/2020	3,503,643
3,800,000	National Money Mart Co.		10.3750	12/15/2016	4,203,750
					11,687,855
	COMPUTERS - 1.7%
2,500,000	Computer Sciences Corp.		5.5000	3/15/2013	2,599,000
3,000,000	Computer Sciences Corp.		6.5000	3/15/2018	3,182,250
					5,781,250
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited) (Continued)

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
	DIVERSIFIED FINANCIAL SERVICES - 12.7%
1,000,000	Bear Stearns Cos. LLC		6.9500	8/10/2012	$ 1,027,650
6,000,000	General Electric Capital Corp. (a)		0.6626	11/30/2016	5,595,900
1,000,000	General Electric Capital Corp. (a)		0.7825	1/8/2016	952,250
4,500,000	General Electric Capital Corp. (a)		0.8063	9/15/2014	4,410,900
11,475,000	Goldman Sachs Capital II (a)		5.7930	6/1/2043	8,003,813
6,000,000	Goldman Sachs Group, Inc. (a)		1.0198	3/22/2016	5,378,940
65,000	Goldman Sachs Group, Inc. (a)		1.1758	9/29/2014	61,880
2,000,000	HSBC Finance Corp. (a)		0.9175	6/1/2016	1,798,780
4,396,000	MBNA Capital B (a)		1.3469	2/1/2027	3,089,162
2,750,000	Merrill Lynch & Co., Inc. (a)		1.0924	5/2/2017	2,270,840
4,000,000	Morgan Stanley (a)		1.0149	10/18/2016	3,371,720
3,000,000	Morgan Stanley (a)		1.0470	10/15/2015	2,645,340
3,000,000	SLM Corp.		6.0000	1/25/2017	3,097,500
2,000,000	SLM Corp.		8.4500	6/15/2018	2,222,760
					43,927,435
	ELECTRIC - 3.4%
4,000,000	Intergen NV (b)		9.0000	6/30/2017	4,220,000
7,000,000	NRG Energy, Inc. (b)		7.6250	5/15/2019	7,017,500
500,000	NRG Energy, Inc. (b)		7.8750	5/15/2021	498,750
					11,736,250
	ENVIRONMENTAL CONTROL - 1.5%
5,000,000	Clean Harbors, Inc.		7.6250	8/15/2016	5,312,500

	FOREIGN GOVERNMENT - 7.0%
5,000,000	Portugal Obrigacoes do Tesouro OT		4.7500	6/14/2019	3,641,690
9,000,000	Venezuela Government International Bond		10.7500	9/19/2013	9,382,500
10,300,000	Venezuela Government International Bond		12.7500	8/23/2022	11,072,500
					24,096,690
	INSURANCE - 5.7%
10,200,000	Aegon NV (a)		2.1530	Perpetual	5,580,420
1,000,000	Ambac Financial Group, Inc. (c)		6.1500	2/7/2087	3,300
1,513,000	First American Capital Trust I		8.5000	4/15/2012	1,505,477
9,603,000	ING Capital Funding Trust III (a)		4.1793	Perpetual	8,101,936
2,500,000	MetLife, Inc. (a)		1.7806	8/6/2013	2,530,350
2,000,000	Principal Life Income Funding Trusts (a)		0.7033	11/8/2013	1,985,800
					19,707,283
	INTERNET - 1.2%
3,750,000	Netflix, Inc.		8.5000	11/15/2017	4,087,500

	IRON/STEEL - 2.0%
6,000,000	ArcelorMittal		9.0000	2/15/2015	6,896,580

	LODGING - 1.6%
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.		7.8750	11/1/2017	5,556,250

	MACHINERY-DIVERSIFIED - 0.7%
2,000,000	Case New Holland, Inc. (b)		7.8750	12/1/2017	2,360,000

	MEDIA - 0.5%
1,700,000	DISH DBS Corp.		7.1250	2/1/2016	1,872,125

	MINING - 2.9%
5,000,000	Freeport-McMoRan Copper & Gold, Inc.		8.3750	4/1/2017	5,234,005
3,700,000	Teck Resources Ltd.		10.7500	5/15/2019	4,626,147
					9,860,152
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited) (Continued)

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
	MISCELLANEOUS MANUFACTURING - 0.2%
700,000	Bombardier, Inc. (b)		7.7500	3/15/2020	$ 807,625

	MUNICIPAL - 0.5%
1,750,000	Michigan Finance Authority		6.6500	3/20/2012	1,754,725

	OIL & GAS - 5.1%
7,800,000	Citgo Petroleum Corp. (b)		11.5000	7/1/2017	8,687,250
2,000,000	Gazprom OAO Via Gaz Capital SA (b)		8.1250	7/31/2014	2,221,620
1,700,000	Lukoil International Finance BV (b)		6.3750	11/5/2014	1,840,658
2,000,000	Petrobras International Finance Co. - Pifco		3.5000	2/6/2017	2,038,020
500,000	Tesoro Corp.		6.5000	6/1/2017	516,250
2,000,000	Tesoro Corp.		9.7500	6/1/2019	2,285,000
					17,588,798
	REAL ESTATE - 1.8%
6,300,000	OnBoard Capital Co. (d,e)		11.0000	Perpetual	6,300,000

	TELECOMMUNICATIONS - 2.7%
4,000,000	Sable International Finance Ltd. (b)		8.7500	2/1/2020	4,230,000
5,000,000	Telecom Italia Capital SA		5.2500	11/15/2013	5,080,850
					9,310,850

	TOTAL BONDS & NOTES (Cost - $293,221,252)				293,005,447

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
231,074	Federal Home Loan Mortgage Corp. Series 3107 YO (f,g,h)		0.0000	2/15/2036	224,894
146,343	Federal Home Loan Mortgage Corp. Series 3213 OB (f,g,h)		0.0000	9/15/2036	140,539
128,732	Federal Home Loan Mortgage Corp. Series 3213 OH (f,g,h)		0.0000	9/15/2036	123,845
5,000	United States Treasury Strip Coupon (i)		0.0000	11/15/2015	4,889
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $481,592)				494,167

	CONVERTIBLE BONDS - 2.8%
	COAL - 2.1%
7,700,000	Alpha Natural Resources, Inc.		2.3750	4/15/2015	7,324,625

	IRON/STEEL - 0.7%
2,000,000	United States Steel Corp.		4.0000	5/15/2014	2,285,000

	TOTAL CONVERTIBLE BONDS (Cost - $11,408,125)				9,609,625

Shares			Dividend Rate (%)
	AUCTION RATE PREFERRED STOCKS - 1.5%
114	Boulder Growth & Income Fund, Inc. Series M28 (d,e,j)		1.4940		2,850,000
15	Eaton Vance Floating-Rate Income Trust Series D (d,e,j)		1.4940		375,000
7	Eaton Vance Floating-Rate Income Trust Series E (d,e,j)		1.4940		175,000
27	Eaton Vance Senior Floating-Rate Trust Series C (d,e,j)		0.1670		675,000
39	Eaton Vance Senior Floating-Rate Trust Series D (d,e,j)		0.2120		975,000
7	Neuberger Berman Real Estate Securities Income Fd., Inc. Ser. H (d,e,j)		0.1970		175,000
	TOTAL AUCTION RATE PREFERRED STOCKS (Cost - $5,225,000)				5,225,000

	PREFERRED STOCK - 0.5%
	OFFICE/BUSINESS EQUIP - 0.4%
1,600	Pitney Bowes International Holdings, Inc. (b)		6.1250		1,532,100

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited) (Continued)

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
200,000	Federal National Mortgage Association (h,k)		8.2500		$ 300,000

	TOTAL PREFERRED STOCK (Cost - $3,508,955)				1,832,100

	COMMON STOCK - 0.0%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.0%
6,909	Federal National Mortgage Association (h,k)				2,190
	TOTAL COMMON STOCK (Cost - $66,498)

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUND - 8.2%
28,458,857	JPMorgan 100% US Treasury Securities Money Market Fund				28,458,857
	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,458,857)

	TOTAL INVESTMENTS - 97.9% (Cost - $342,370,279) (l)				$ 338,627,386
	OTHER ASSETS LESS LIABILITIES - 2.1%				7,190,267
	NET ASSETS - 100.0%				$ 345,817,653

	REIT - Real Estate Investment Trust
	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at February 29, 2012.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 29, 2012, these securities amounted
	to $54,243,318 or 15.7% of net assets.
(c)	Security in default.
(d)	The Advisor has determined these securities to be illiquid.
(e)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(f)	Collateralized mortgage obligation (CMO).
(g)	Principal only bond - non income producing.
(h)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation
	currently operate under a federal conservatorship.
(i)	Zero coupon security. Payment received at maturity.
(j)	Rate shown represents the dividend rate as of February 29, 2012.
(k)	Non income producing security.
(l)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation		$ 6,458,994
			Unrealized depreciation		(10,201,887)
			Net unrealized depreciation		$ (3,742,893)

	Open Forward Currency Contracts
To Sell:	Settlement Date	Counterparty	Local Currency Amount Purchased	Market Value (US$)	Unrealized (Depreciation)
EURO	5/3/2012	JP Morgan Chase	4,857,000	6,492,559	$ (83,620)

	Open Swaps Contracts

Notional Amount	Reference Entity	Counterparty	Expiration Date	Interest Rate Payable	Unrealized (Depreciation)
$ 29,400,000	CDX.NA.HY-17 5-Yr Index	JP Morgan Chase	12/20/2016	5.00%	$ (731,026)

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 72.0%
	BANKS - 18.8%
500,000	BAC Capital Trust XIV (a)	5.6300	Perpetual	$ 367,500
300,000	BNP Paribas SA (a,b)	5.1860	Perpetual	253,131
500,000	Credit Agricole SA (a,b)	6.6370	Perpetual	357,060
300,000	Morgan Stanley (a)	1.0149	10/18/2016	252,879
500,000	Nordea Bank AB (a)	8.3750	Perpetual	530,000
400,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	399,880
200,000	Royal Bank Of Scotland NV (a)	1.2400	3/9/2015	174,300
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	276,000
				2,610,750
	COAL - 3.1%
190,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	209,950
200,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	216,250
				426,200
	COMMERCIAL SERVICES - 3.1%
200,000	Block Financial LLC	7.8750	1/15/2013	209,498
200,000	National Money Mart Co.	10.3750	12/15/2016	221,250
				430,748
	DIVERSIFIED FINANCIAL SERVICES - 11.7%
400,000	Goldman Sachs Capital I	6.3450	2/15/2034	375,629
525,000	Goldman Sachs Capital II (a)	5.7930	6/1/2043	366,187
300,000	Jefferies Group Inc.	3.8750	11/9/2015	283,434
400,000	Man Group PLC	5.0000	8/9/2017	337,620
250,000	Nationstar Mortgage / Nationstar Capital Corp.	10.8750	4/1/2015	251,250
				1,614,120
	FOREIGN GOVERNMENT - 11.7%
500,000	Portugal Obrigacoes do Tesouro OT	4.4500	6/15/2018	378,535
600,000	Venezuela Government International Bond	8.2500	10/13/2024	487,500
700,000	Venezuela Government International Bond	12.7500	8/23/2022	752,500
				1,618,535
	INSURANCE - 5.9%
800,000	Aegon NV (a)	2.1530	Perpetual	437,680
450,000	ING Capital Funding Trust III (a)	4.1793	Perpetual	379,660
				817,340
	IRON/STEEL - 3.3%
400,000	ArcelorMittal	9.0000	2/15/2015	459,772

	MINING - 2.7%
300,000	Teck Resources Ltd.	10.7500	5/15/2019	375,093

	MISCELLANEOUS MANUFACTURING - 0.4%
50,000	Bombardier, Inc. (b)	7.7500	3/15/2020	57,688

	MUNICIPAL - 1.8%
250,000	Michigan Finance Authority	6.6500	3/20/2012	250,675

	OIL & GAS - 9.5%
430,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	478,912
300,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	324,822
200,000	Transocean Inc.	4.9500	11/15/2015	215,626
200,000	Valero Energy Corp.	10.5000	3/15/2039	294,972
				1,314,332

	TOTAL BONDS & NOTES (Cost - $9,811,047)			9,975,253
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	CONVERTIBLE BONDS - 13.6%
	COAL - 7.8%
600,000	Alpha Natural Resources Inc.	2.3750	4/15/2015	$ 570,750
500,000	Peabody Energy Corp.	4.7500	12/15/2041	504,375
				1,075,125
	IRON/STEEL - 3.3%
400,000	United States Steel Corp.	4.0000	5/15/2014	457,000

	MACHINERY-DIVERSIFIED - 2.5%
250,000	AGCO Corp.	1.2500	12/15/2036	341,250

	TOTAL CONVERTIBLE BONDS (Cost - $2,103,375)			1,873,375

Shares		Dividend Rate (%)
	PREFERRED STOCK - 3.3%
	OFFICE/BUSINESS EQUIPMENT - 2.8%
400	Pitney Bowes International Holdings Inc. (b)	6.1250		383,025

	US GOVERNMENT AGENCY - 0.5%
50,000	Federal National Mortgage Association (c,d)	8.2500		75,000

	TOTAL PREFERRED STOCK (Cost - $516,500)			458,025

	SHORT-TERM INVESTMENTS - 9.4%
	MONEY MARKET FUND - 9.4%
1,308,212	JPMorgan 100% US Treasury Securities Money Market Fund			1,308,212
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,308,212)

	TOTAL INVESTMENTS - 98.3% (Cost - $13,739,134) (e)			$ 13,614,865
	OTHER ASSETS LESS LIABILITIES - 1.7%			236,463
	NET ASSETS - 100.0%			$ 13,851,328

(a)	Variable rate security; the rate shown represents the rate at February 29, 2012.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2012, these securities amounted to
$2,280,838 or 16.5% of net assets.
(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(d)	Non-income producing.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation		$ 449,981
				Unrealized depreciation		(574,250)
				Net unrealized depreciation		$ (124,269)
Open Forward Currency Contracts
To Sell:		Settlement Date	Counterparty	Local Currency Amount Purchased	Market Value (US$)	Unrealized (Depreciation)
EURO		5/3/2012	JP Morgan Chase	262,000	350,227	(4,242)

Open Swaps Contracts

Notional Amount	Reference Entity		Counterparty	Expiration Date	Interest Rate Payable	Unrealized (Depreciation)
$ 1,960,000	CDX.NA.HY-17 5-Yr Index		JP Morgan Chase	12/20/2016	5.00%	$ (29,893)

Leader Funds
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 29, 2012 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 286,705,447	$ 6,300,000	$ 293,005,447
U.S. Government & Agency Obligations	-	494,167	-	494,167
Convertible Bonds	-	9,609,625	-	9,609,625
Auction Rate Preferred Stock	-	5,225,000	-	5,225,000
Preferred Stock	1,832,100	-	-	1,832,100
Common Stock	2,190	-	-	2,190
Short-Term Investments	28,458,857	-	-	28,458,857
Total Investments	$ 30,293,147	$ 302,034,239	$ 6,300,000	$ 338,627,386
Liabilities -Derivative
Forward Currency Contracts	$ -	$ (83,620)	$ -	$ (83,620)
Swaps	-	(731,026)	-	(731,026)
Derivative Total	$ -	$ (814,646)	$ -	$ (814,646)

Leader Funds
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited)

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Corporate Bonds	Total
Beginning Balance 5/31/11	$ 650,000	$ 650,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	5,650,000	5,650,000
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 6,300,000	$ 6,300,000

Leader Total Return Fund *

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 9,975,253	$ -	$ 9,975,253
Convertible Bonds	-	1,873,375	-	1,873,375
Preferred Stock	458,025	-	-	458,025
Short-Term Investments	1,308,212	-	-	1,308,212
Total	$ 1,766,237	$ 11,848,628	$ -	$ 13,614,865
Liabilities -Derivative
Forward Currency Contracts	$ -	$ (4,242)	$ -	$ (4,242)
Swaps	-	(29,893)	-	(29,893)
Derivative Total	$ -	$ (34,135)	$ -	$ (34,135)
* The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Schedule of Investments for Industry Classification.

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Leader Funds
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited)

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if each Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by each Fund as of February 29, 2012 categorized by risk exposure.

Leader Short Term Bond Fund
Changes in unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at February 29, 2012
Forward Contracts		$ -	$ (83,620)	$ -	$ -	$ (83,620)
Swap		-	-	-	(731,026)	(731,026)
	Total	$ -	$ (83,620)	$ -	$ (731,026)	$ (814,646)

Leader Total Return Fund
Changes in unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at February 29, 2012
Forward Contracts		$ -	$ (4,242)	$ -	$ -	$ (4,242)
Swap		-	-	-	(29,893)	(29,893)
	Total	$ -	$ (4,242)	$ -	$ (29,893)	$ (34,135)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 29, 2012 is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/30/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/30/2012